Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, plant and equipment, accumulated depreciation	$ 130,030	$ 89,860
Intangible assets, accumulated amortization	$ 12,814	$ 2,440
General partner units issued	979,614	763,892
General partner units outstanding	979,614	763,892
Common [Member]
Common units issued	41,164,737	32,997,696
Common units outstanding	41,164,737	32,997,696
Class C Unitholders [Member]
Common units issued	7,165,819	6,596,635
Common units outstanding	7,165,819	6,596,635